Events After the Reporting Period (Details) - Non-adjusting events after reporting period [member] USh in Thousands, $ in Thousands	Feb. 29, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 UGX (USh)
Events After the Reporting Period [Line Items]
Nominal amount (in Shillings) | USh			USh 1,000
Loan due		$ 64
Repayments amounting to a nominal amount	$ 4,000
Accrued interest	$ 289